Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

(Class A, Class C and Select Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 18, 2014

to the Prospectuses dated November 1, 2013, as supplemented

At a meeting held November 19-21, 2013, the Board of Trustees of JPMorgan Trust I approved the limited offering of the JPMorgan Mid Cap Core Fund (the “Mid Cap Core Fund”) and the JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”), as well as the merger of the Mid Cap Core Fund into the Mid Cap Equity Fund. The merger closed on March 14, 2014. As a result, all references to the Mid Cap Core Fund are deleted from this prospectus. In addition, certain Mid Cap Equity Fund disclosure in the Fees and Expenses of the Fund, Example and Limited Offering sections of the prospectus have been updated as a result of the merger.

Fees and Expenses of the Mid Cap Equity Fund

As a result of the merger, the Annual Fund Operating Expenses table on page 25 of the prospectus is deleted in its entirety and replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.59	0.60	0.58
Shareholder Service Fee	0.25	0.25	0.25
Remainder of Other Expenses	0.34	0.35	0.33
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	2.01	1.24
Fee Waivers and Expense Reimbursements[1]	(0.24)	(0.25)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26	1.76	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to shore sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 1.75% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

As a result of the merger, the information in the Mid Cap Equity Fund’s Example section on page 25 and 26 of the prospectus is deleted in its entirety and replaced by the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment as a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	928	1,256	2,182
CLASS C SHARES ($)	279	581	1,036	2,296
SELECT CLASS SHARES ($)	93	326	616	1,440

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	928	1,256	2,182
CLASS C SHARES ($)	179	581	1,036	2,296
SELECT CLASS SHARES ($)	93	326	616	1,440

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 17, 2014

to the Prospectus dated November 1, 2013, as supplemented

At a meeting held November 19—21, 2013, the Board of Trustees of JPMorgan Trust I approved the merger of the JPMorgan Mid Cap Core Fund into the JPMorgan Mid Cap Equity Fund. The merger closed on March 14, 2014. As a result, all references to the JPMorgan Mid Cap Core Fund are deleted from this prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

(Class A, Class C and Select Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 18, 2014

to the Prospectuses dated November 1, 2013, as supplemented

At a meeting held November 19-21, 2013, the Board of Trustees of JPMorgan Trust I approved the limited offering of the JPMorgan Mid Cap Core Fund (the “Mid Cap Core Fund”) and the JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”), as well as the merger of the Mid Cap Core Fund into the Mid Cap Equity Fund. The merger closed on March 14, 2014. As a result, all references to the Mid Cap Core Fund are deleted from this prospectus. In addition, certain Mid Cap Equity Fund disclosure in the Fees and Expenses of the Fund, Example and Limited Offering sections of the prospectus have been updated as a result of the merger.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund

(Class A, Class C and Select Class Shares)

(each a series of JPMorgan Trust I)

Supplement dated March 18, 2014

to the Prospectuses dated November 1, 2013, as supplemented

At a meeting held November 19-21, 2013, the Board of Trustees of JPMorgan Trust I approved the limited offering of the JPMorgan Mid Cap Core Fund (the “Mid Cap Core Fund”) and the JPMorgan Mid Cap Equity Fund (the “Mid Cap Equity Fund”), as well as the merger of the Mid Cap Core Fund into the Mid Cap Equity Fund. The merger closed on March 14, 2014. As a result, all references to the Mid Cap Core Fund are deleted from this prospectus. In addition, certain Mid Cap Equity Fund disclosure in the Fees and Expenses of the Fund, Example and Limited Offering sections of the prospectus have been updated as a result of the merger.

Fees and Expenses of the Mid Cap Equity Fund

As a result of the merger, the Annual Fund Operating Expenses table on page 25 of the prospectus is deleted in its entirety and replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.59	0.60	0.58
Shareholder Service Fee	0.25	0.25	0.25
Remainder of Other Expenses	0.34	0.35	0.33
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	2.01	1.24
Fee Waivers and Expense Reimbursements[1]	(0.24)	(0.25)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.26	1.76	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to shore sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 1.75% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

As a result of the merger, the information in the Mid Cap Equity Fund’s Example section on page 25 and 26 of the prospectus is deleted in its entirety and replaced by the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment as a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	928	1,256	2,182
CLASS C SHARES ($)	279	581	1,036	2,296
SELECT CLASS SHARES ($)	93	326	616	1,440

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	928	1,256	2,182
CLASS C SHARES ($)	179	581	1,036	2,296
SELECT CLASS SHARES ($)	93	326	616	1,440

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

R2, R5, R6 Shares | JPMorgan Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Core Fund

(Class R2, Class R5 and Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated March 17, 2014

to the Prospectus dated November 1, 2013, as supplemented

At a meeting held November 19—21, 2013, the Board of Trustees of JPMorgan Trust I approved the merger of the JPMorgan Mid Cap Core Fund into the JPMorgan Mid Cap Equity Fund. The merger closed on March 14, 2014. As a result, all references to the JPMorgan Mid Cap Core Fund are deleted from this prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE